Long-Term Debt, net	6 Months Ended
Jun. 30, 2026
Long-Term Debt, net
Long-Term Debt, net
9.	Long-Term Debt, net

Long-term debt, net consisted of the following (in thousands of US$):

	As of	As of
Credit Facility	June 30, 2026	December 31, 2025
Syndicated $450.0 mil. Facility	$—	$335,210
Citibank $382.5 mil. Revolving Credit Facility	—	—
Syndicated $850.0 mil. Facility	—	—
JOLCO Facilities	732,725	79,806
KfW $132.0 mil. Facility	—	—
Senior unsecured notes	500,000	762,766
Total long-term debt	$1,232,725	$1,177,782
Less: Deferred finance costs (long term portion)	(19,016)	(17,032)
Less: Unamortized debt discount	(2,989)	(3,226)
Less: Current portion, gross of deferred finance costs	(26,629)	(285,448)
Total long-term debt net of current portion and long term portion of deferred finance costs	$1,184,091	$872,076

9.	Long-Term Debt, net (Continued)

Secured Credit Facilities:

Citibank $382.5 mil. Revolving Credit Facility

In December 2022, the Company early extinguished the remaining $437.75 million outstanding under the then existing Citibank/NatWest $815.0 million facility and replaced it with a $382.5 mil. Revolving Credit Facility with Citibank (the “Citibank $382.5 mil. Revolving Credit Facility”) and with Alpha Bank $55.25 mil. Facility (as defined below). As of June 30, 2026, no amounts were drawn down under Citibank $382.5 mil. Revolving Credit Facility. The Citibank $382.5 million Revolving Credit Facility is a reducing facility and is repayable over five years through 20 quarterly commitment reductions of $11.25 million each, followed by a final reduction of $157.5 million at maturity in December 2027. Borrowings under this facility bear interest at SOFR plus a margin. The facility is secured by twelve of the Company’s vessels.

Syndicated $850.0 mil. Facility

In February 2025, the Company entered into a syndicated loan facility agreement for a maximum principal amount of up to $850.0 million (the “Syndicated $850.0 mil. Facility”), to finance a portion of the purchase price of 14 newbuilding container vessels. The facility is expected to be drawn upon delivery of each vessel in separate tranches. Each vessel tranche is repayable in 20 equal quarterly instalments of approximately $0.8 million per tranche followed by a final payment on the fifth anniversary of each vessel’s tranche of between $42.4 million and $46.7 million per tranche up to December 2033. The facility bears interest at SOFR plus a margin. As of June 30, 2026, no amounts were drawn down under Syndicated $850.0 mil. Facility.

JOLCO Facilities

In October 2025 and December 2025, the Company entered into Japanese Operating Lease with Call Option arrangements (the “JOLCO Facilities”) to finance the container vessels Phoebe and Greenhouse, respectively, and during the six months ended June 30, 2026, the Company entered into additional JOLCO Facilities to finance the operating container vessels Interasia Accelerate, Interasia Amplify, Catherine C, Greenland, Greenville and Greenfield. Although legal title to the operating vessels was transferred to the respective lessors as part of these arrangements, the transactions did not qualify as sales under the sale-leaseback guidance in ASC 842 (which incorporates the sale criteria in ASC 606) and are therefore accounted for as failed sale-leaseback transactions and financing arrangements in accordance with ASC 470. Accordingly, the vessels continue to be recognized within “Fixed assets, net” on the Company’s condensed consolidated balance sheets and are depreciated over their remaining useful lives, and the proceeds received are recognized as financing liabilities.

In addition, during the six months ended June 30, 2026, the Company entered into three additional JOLCO facilities to finance the vessels under construction on their delivery, with Hull Nos. CV5900-09, C7100-9 and C7100-10. Each facility provides funding ranging from $68.0 million to $103.5 million, has an approximate term of eight years and includes call options that allow the Company to repurchase the respective vessels at specified dates during the term of the arrangements.

As of June 30, 2026, the Company had drawn $738.0 million in aggregate proceeds under these arrangements, which were recognized as financing liabilities, while the remaining $236.0 million commitment relates to the Hull Nos. CV5900-09, C7100-9 and C7100-10, which are expected to be drawn in 2027. The undrawn commitments are subject to customary conditions precedent to drawdown under the respective agreements.

9.	Long-Term Debt, net (Continued)

Secured Credit Facilities (Continued):

Below is a summary of JOLCO facilities (amounts in millions of US$):

			Facility	Balance as of
Vessel/Hull No.	Signing Date	Drawdown Date	Amount	June 30, 2026
Phoebe	October 2025	October 2025	$80.0	$78.6
Greenhouse	December 2025	January 2026	$80.0	$79.1
Interasia Accelerate	March 2026	March 2026	$85.5	$84.5
Interasia Amplify	March 2026	March 2026	$85.5	$84.5
Catherine C	March 2026	March 2026	$100.0	$99.4
Greenland	March 2026	April 2026	$100.0	$99.6
Greenville	March 2026	June 2026	$103.5	$103.5
Greenfield	March 2026	June 2026	$103.5	$103.5
CV5900-09	May 2026	May 2027(1)	$68.0	$—
C7100-9	May 2026	July 2027(1)	$84.0	$—
C7100-10	May 2026	August 2027(1)	$84.0	$—
				$732.7
(1)	The undrawn facility amount is subject to customary conditions precedent to drawdown under the respective agreement.

KfW $132.0 mil. Facility

In May 2026, the Company entered into a loan facility agreement with KfW IPEX-Bank GmbH for a maximum principal amount of up to $132.0 million (the “KfW $132.0 mil. Facility”), to finance a portion of the construction of six 1,800 TEU newbuilding container vessels. The facility is expected to be drawn upon delivery of each vessel in separate tranches of $22.0 million each with drawdowns expected between the fourth quarter of 2027 and the first quarter of 2029. Each vessel tranche is repayable in 40 quarterly instalments, comprising 39 equal quarterly instalments of $0.3 million and a final instalment of $10.3 million on approximately the tenth anniversary of each vessel’s tranche drawdown. The facility bears interest at SOFR plus a margin. As of June 30, 2026, no amounts were drawn down under the KfW $132.0 mil. Facility.

The Citibank $382.5 mil. Revolving Credit Facility contain a requirement to maintain minimum fair market value of collateral vessels to loan value coverage of 120%. Additionally, the Citibank $382.5 mil. Revolving Credit Facility and JOLCO Facilities require the Company to maintain the following financial covenants:

(i)	minimum liquidity of $30.0 million;
(ii)	maximum consolidated debt (less cash and cash equivalents) to consolidated EBITDA ratio of 6.5x; and
(iii)	minimum consolidated EBITDA to net interest expense ratio of 2.5x.

Each of the secured credit facilities are collateralized by first preferred mortgages over the vessels financed, general assignment of charter hire, freights, income and earnings, the assignment of insurance policies, as well as any proceeds from the sale of mortgaged vessels, stock pledges and benefits from corporate guarantees (as noted below, the Company’s senior unsecured notes are not collateralized). The Company was in compliance with the financial covenants contained in the credit facilities agreements as of June 30, 2026 and December 31, 2025, respectively. Twenty of the Company’s vessels having a net carrying value of $1,393.6 million as of June 30, 2026, were subject to first preferred mortgages as collateral to the Company’s secured credit facilities.

As of June 30, 2026, there was a $225.0 million remaining borrowing availability under the Company’s Citibank $382.5 million Revolving Credit Facility, $850.0 million under the Syndicated $850.0 mil. Facility, $236.0 million under the JOLCO Facilities and $132.0 million under the KfW IPEX-Bank facility.

9.Long-Term Debt, net (Continued)

Credit Facilities early prepaid during the six months ended June 30, 2026:

Syndicated $450.0 mil. Facility

In March 2024, the Company entered into a syndicated secured loan facility agreement providing for a maximum principal amount of up to $450.0 million (the “Syndicated $450.0 mil. Facility”), was initially secured by eight of the Company’s container vessels and was structured in separate vessel tranches, each drawn upon delivery of the respective vessel. Each drawn vessel tranche was repayable in 20 equal quarterly instalments ranging from $0.6 million to $0.9 million per tranche, followed by a balloon payment due on the fifth anniversary of each tranche, ranging from $31.8 million to $45.5 million, with final maturities extending through September 2030. During 2025, the Company prepaid the outstanding principal amount of $42.78 million relating to the vessel Phoebe and cancelled the undrawn tranche relating to the vessel Greenhouse in connection with obtaining alternative financing arrangements. On March 2, 2026, the Company together with the quarterly instalments for the tranches relating to the vessels Catherine C, Greenland, Interasia Accelerate, and Interasia Amplify, also prepaid in full the outstanding principal amounts of these tranches. On June 2, 2026, the Company together with the quarterly instalments for the tranches relating to the vessels Greenfield and Greenville, also prepaid in full the outstanding principal amounts of these tranches. All vessels previously under the Syndicated $450.0 mil. Facility, were subsequently financed under JOLCO Facilities.

In connection with the prepayments, the Company wrote off approximately $3.8 million of unamortized deferred financing costs, which was recognized as “Loss on debt extinguishment” in the condensed consolidated statement of income for the six months ended June 30, 2026. As of June 30, 2026, there were no amounts outstanding under this facility.

Credit Facilities early prepaid during the year ended December 31, 2025:

BNP Paribas/Credit Agricole $130 mil. Facility

In June 2022, the Company put in place a $130.0 million senior secured term loan facility with BNP Paribas and Credit Agricole (the “BNP Paribas/Credit Agricole $130 mil. Facility”), which is secured by six 5,466 TEU sister vessels acquired in 2021. The facility is repayable in eight quarterly instalments of $5.0 million followed by twelve quarterly instalments of $1.9 million, together with a balloon payment of $67.2 million payable at maturity of the facility’s five year term in June 2027. The facility bore interest at SOFR plus a margin. On December 1, 2025, the Company early prepaid the outstanding principal amount of $78.6 million under the BNP Paribas/Credit Agricole $130.0 million Facility. Following this prepayment, no balance remained outstanding thereafter.

Alpha Bank $55.25 mil. Facility

In December 2022, the Company entered into a $55.25 million secured credit facility with Alpha Bank, which was fully utilized (the “Alpha Bank $55.25 mil. Facility”). The Alpha Bank $55.25 mil. Facility was repayable over five years in 20 consecutive quarterly instalments of $1.875 million each, with a balloon payment of $17.75 million due at maturity in December 2027. This facility bore interest at SOFR plus a margin and was secured by two of the Company’s vessels. On December 1, 2025, the Company early prepaid the outstanding principal amount of $32.8 million under the Alpha Bank $55.25 mil. Facility. Following this prepayment, no balance remained outstanding thereafter.

9.Long-Term Debt, net (Continued)

Unsecured Credit Facilities:

6.875% Senior Unsecured Notes Due 2032

On October 16, 2025, the Company issued in a private placement, $500.0 million aggregate principal amount of 6.875% senior unsecured notes due 2032 (the “6.875% Senior Notes”). The 6.875% Senior Notes were issued at a price of 99.335% of par, resulting in gross proceeds of $496.7 million. The 6.875% Senior Notes mature on October 15, 2032 and bear interest at a rate of 6.875% per annum, payable semiannually in arrears March 1 and September 1, beginning March 1, 2026. The Notes were recorded at their initial carrying amount, which consisted of the cash proceeds received, net of the original issue discount. The Company is amortizing the original issue discount over the term of the 6.875% Senior Notes using the effective interest method. The amount of $12.8 million of bond issuance costs were deferred over the life of the bond and recognized through the effective interest method.

The Company may redeem some or all of the 6.875% Senior Notes at any time or from time to time for cash: (i) prior to October 15, 2028, at 100.000% of the principal amount of such notes, plus an applicable make-whole premium and accrued and unpaid interest; (ii) on or after October 15, 2028 and prior to October 15, 2029, at 103.438% of the principal amount, plus accrued and unpaid interest; (iii) on or after October 15, 2029 and prior to October 15, 2030, at 101.719% of the principal amount, plus accrued and unpaid interest; and (iv) on or after October 15, 2030 and prior to maturity, at 100.000% of the principal amount, in each case plus accrued and unpaid interest to, but not including, the redemption date.

Subject to certain conditions, at any time and from time to time prior to October 15, 2028, the Company may redeem up to 40% of the original aggregate principal amount of the 6.875% Senior Notes with the net cash proceeds of public equity offerings of the Company and certain equity contributions at a redemption price of 106.875% of the principal amount, plus accrued and unpaid interest, if any, to but excluding the redemption date; provided that at least 60% of the original aggregate principal amount of the 6.875% Senior Notes remains outstanding.

8.500% Senior Unsecured Notes Due 2028

On February 11, 2021, the Company issued in a private placement, $300.0 million aggregate principal amount of 8.500% senior unsecured notes due 2028 (the “8.500% Senior Notes”), which bore interest at a fixed rate of 8.500% per annum and were scheduled to mature on March 1, 2028. Interest was payable semi-annually. The Company had previously repurchased $37.2 million aggregate principal amount of the notes in December 2022 in a privately negotiated transaction. In connection with the scheduled redemption, the Company fully repaid the outstanding principal amount of $262.8 million on March 2, 2026. Upon repayment, the remaining unamortized deferred issuance costs of $2.2 million were written off and were recognized as “Loss on debt extinguishment” in the condensed consolidated statement of income for the six months ended June 30, 2026.

9.	Long-Term Debt, net (Continued)

Principal Payments of Secured and Unsecured Credit Facilities:

The scheduled debt maturities of long-term debt subsequent to June 30, 2026 are as follows (in thousands of US$):

Principal
Payments due by twelve month period ending:	repayments
June 30, 2027	$26,629
June 30, 2028	31,249
June 30, 2029	33,134
June 30, 2030	35,041
June 30, 2031	37,058
June 30, 2032 and thereafter	1,069,614
Total long-term debt	$1,232,725

Interest and Finance costs:

The amounts of “Interest and finance costs” included in the condensed consolidated income statements are analyzed as follows (in thousands of US$):

	Six months ended June 30,
	2026	2025
Interest on secured and unsecured credit facilities	$34,541	$27,437
Less: Interest capitalized	(16,320)	(9,268)
Amortization of debt issuance costs & debt discount	1,765	1,545
Interest and finance costs	$19,986	$19,714

The weighted-average interest rate on long-term borrowings was 6.22% and 7.02% for the six months ended June 30, 2026 and 2025, respectively.

Loss on debt extinguishment:

The Company recognized $6.0 million and nil under “Loss on debt extinguishment” in the condensed consolidated statements of income for the six months ended June 30, 2026 and 2025, respectively. These amounts relate to the write-off of unamortized debt issuance costs, commitment fees and other expenses incurred in connection with the extinguishment of debt, including the repayment of 8.500% Senior Notes.